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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited)

			Bank Loan
			Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
SENIOR LOANS*: 139.6%
Aerospace & Defense: 2.3%
		Avio Group	NR	NR
$87,000		Term Loan, 2.993%, maturing December 13, 2015			$79,415
		Delta Airlines, Inc.	Ba2	BB-
1,470,000		Term Loan, 2.277%, maturing April 30, 2012			1,303,400
500,000		Term Loan, 8.750%, maturing September 27, 2013			499,791
		Delta Airlines, Inc.	B2	B
5,400,897		Term Loan, 3.534%, maturing April 30, 2014			4,426,807
		Forgings International, Ltd.	NR	NR
1,000,000	(5)	Term Loan, maturing August 11, 2014			881,500
1,000,000	(5)	Term Loan, maturing August 11, 2015			880,500
		McKechnie Aerospace DE, Inc.	B1	B+
1,958,987	(5)	Term Loan, 2.250%, maturing May 11, 2014			1,821,858
		Spirit Aerosystems, Inc.	Ba2	BBB-
442,803		Term Loan, 2.034%, maturing September 30, 2013			426,198
		Transdigm, Inc.	Ba2	BB-
3,500,000		Term Loan, 2.289%, maturing June 23, 2013			3,338,125
		United Airlines, Inc.	B3	B+
4,075,347		Term Loan, 2.313%, maturing February 01, 2014			3,170,037
		Wesco Aircraft Hardware Corporation	Ba3	BB-
1,458,750		Term Loan, 2.490%, maturing September 29, 2013			1,379,430
					18,207,061
Automobile: 2.9%
		Dollar Thrifty Automotive Group, Inc.	B2	B-
1,438,911	(5)	Term Loan, 2.734%, maturing June 15, 2014			1,208,685
		Ford Motor Company	Ba3	B-
12,559,103	(5)	Term Loan, 3.287%, maturing December 16, 2013			11,083,408
		KAR Holdings, Inc.	Ba3	B
5,307,011		Term Loan, 2.490%, maturing October 18, 2013			4,922,253
		Oshkosh Truck Corporation	B2	BB-
3,170,603		Term Loan, 6.316%, maturing December 06, 2013			3,170,822
		TRW Automotive, Inc.	Ba3	BB-
2,182,831		Term Loan, 6.250%, maturing February 09, 2014			2,183,515
					22,568,683
Beverage, Food & Tobacco: 3.9%
		ARAMARK Corporation	Ba3	BB
1,922,615		Term Loan, 2.158%, maturing January 26, 2014			1,730,354
1,089,534		Term Loan, 2.145%, maturing January 27, 2014			986,634
10,800,883		Term Loan, 2.155%, maturing January 27, 2014			9,780,805

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings† (Unaudited)		Market
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
			Pierre Foods	B2	BB-
	$831,250		Term Loan, 8.500%, maturing September 30, 2014			$839,562
			Pinnacle Foods Holding Corporation	B2	B
	7,566,648		Term Loan, 2.994%, maturing April 02, 2014			6,912,133
			Sturm Foods, Inc.	B2	B-
	2,901,428		Term Loan, 2.813%, maturing January 31, 2014			2,685,634
			United Biscuits	NR	NR
GBP	2,976,692		Term Loan, 3.389%, maturing December 15, 2014			4,618,587
			Van Houtte, Inc.	Ba3	BB-
	$176,918		Term Loan, 2.783%, maturing July 19, 2014			168,846
	1,297,397		Term Loan, 2.783%, maturing July 19, 2014			1,238,203
			Wm. Wrigley Jr. Company	Baa3	BBB
	1,443,750		Term Loan, 6.500%, maturing September 30, 2014			1,451,868
						30,412,626
Buildings & Real Estate: 2.2%
			Capital Automotive, L.P.	Ba3	B
	4,080,063		Term Loan, 2.750%, maturing December 14, 2012			3,604,055
			Contech Construction Products, Inc.	B1	B
	1,601,485		Term Loan, 2.240%, maturing January 31, 2013			1,441,337
			Custom Building Products, Inc.	Ba2	BB-
	2,332,396		Term Loan, 8.000%, maturing October 29, 2011			2,271,171
			Goodman Global, Inc.	Ba3	BB
	2,000,000	(5)	Term Loan, maturing February 13, 2014			2,006,250
			John Maneely Company	B3	B
	4,007,971		Term Loan, 3.508%, maturing December 09, 2013			3,692,343
			KCPC Acquisition, Inc.	Ba2	B-
	522,257		Term Loan, 2.563%, maturing May 22, 2014			399,527
	189,655		Term Loan, 2.563%, maturing May 22, 2014			145,086
			Tishman Speyer	NR	D
	2,500,000	(3)	Term Loan, 0.000%, maturing December 27, 2012			1,593,750
	2,552,632	(5)	Term Loan, 12.750%, maturing December 05, 2009			2,559,013
						17,712,532
Cargo Transport: 1.4%
			Baker Tanks, Inc.	B1	B
	1,950,000		Term Loan, 2.507%, maturing May 08, 2014			1,690,001
			Dockwise Transport, N.V.	NR	NR
	1,028,331		Term Loan, 2.283%, maturing January 11, 2015			986,769
	821,861		Term Loan, 2.283%, maturing January 11, 2015			788,644

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan
				Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Cargo Transport (continued)
$861,954			Term Loan, 3.158%, maturing January 11, 2016			$827,117
821,861			Term Loan, 3.158%, maturing January 11, 2016			788,644
500,000			Term Loan, 4.783%, maturing July 11, 2016			443,750
560,000			Term Loan, 4.783%, maturing July 11, 2016			497,000
		(2)	Gainey Corporation	NR	NR
752,921		(3)	Term Loan, 11.250%, maturing April 20, 2012			197,642
			Inmar, Inc.	B1	B
786,099			Term Loan, 2.490%, maturing April 30, 2013			715,350
			TNT Logistics	B1	B-
1,872,140			Term Loan, 3.244%, maturing November 04, 2013			1,586,639
723,070			Term Loan, 3.283%, maturing November 04, 2013			609,187
1,000,000			Term Loan, 3.243%, maturing January 04, 2014			847,500
			US Shipping Partners, L.P.	NR	NR
1,190,583			Term Loan, 9.200%, maturing November 12, 2013			904,843
						10,883,086
Cellular: 0.1%
			NTELOS, Inc.	Ba3	BB
1,000,000			Term Loan, 5.750%, maturing August 07, 2015			1,002,500
						1,002,500
Chemicals, Plastics & Rubber: 8.3%
			AZ Chem US, Inc.	B1	BB-
EUR	703,473		Term Loan, 2.818%, maturing February 26, 2013			1,001,880
			Borsodchem Nyrt.	NR	NR
EUR	822,816	(3)	Term Loan, 3.042%, maturing September 19, 2014			905,098
EUR	824,838	(3)	Term Loan, 3.545%, maturing September 19, 2015			907,323
			Brenntag Holding GmbH & Co. KG	B1	BB-
$3,542,098			Term Loan, 1.987%, maturing January 20, 2014			3,347,283
1,151,397			Term Loan, 2.042%, maturing January 20, 2014			1,111,098
			Celanese	Ba2	BB+
3,200,000			Term Loan, 1.994%, maturing April 02, 2014			2,988,000
			Cristal Inorganic Chemicals, Inc.	B1	B
2,588,270			Term Loan, 2.533%, maturing May 15, 2014			2,312,187
			GenTek Holding, LLC	B1	B+
333,333			Term Loan, 7.000%, maturing October 28, 2014			335,764

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

Bank Loan
Ratings† (Unaudited)	Market
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
Hexion Specialty Chemicals, Inc.	B1	CCC+
$1,152,000	Term Loan, 2.452%, maturing May 05, 2013	$839,520
6,089,448	Term Loan, 2.563%, maturing May 06, 2013	5,072,510
1,321,455	Term Loan, 2.563%, maturing May 06, 2013	1,100,772
2,425,000	Term Loan, 2.563%, maturing May 06, 2013	2,020,025
977,500	Term Loan, 2.563%, maturing May 06, 2013	772,225
Huntsman International, LLC	Ba2	B+
4,550,000	(5)	Term Loan, 2.484%, maturing June 30, 2016	4,146,187
Ineos US Finance, LLC	Caa1	B-
1,537,761	Term Loan, 7.001%, maturing December 17, 2012	1,371,171
2,714,710	Term Loan, 7.501%, maturing December 16, 2013	2,344,831
EUR	48,022	(5)	Term Loan, maturing December 16, 2013	62,184
EUR	451,978	(5)	Term Loan, maturing December 16, 2013	585,261
$2,713,966	Term Loan, 10.001%, maturing December 16, 2014	2,344,188
EUR	344,235	(5)	Term Loan, maturing December 16, 2014	445,747
EUR	155,765	(5)	Term Loan, maturing December 16, 2014	201,698
ISP Chemco, Inc.	Ba3	BB-
$3,421,250	Term Loan, 2.000%, maturing June 04, 2014	3,212,311
JohnsonDiversey, Inc.	Ba2	BB-
2,000,000	(5)	Term Loan, maturing November 24, 2015	2,000,000
Kraton Polymers, LLC	B1	B
1,979,487	Term Loan, 2.313%, maturing May 13, 2013	1,883,482
(2)	Lyondell Chemical Company	Ba1	NR
2,189,639	Debtor In Possession Term Loan, 9.168%, maturing February 03, 2010	2,275,583
(2)	Lyondell Chemical Company	Ba3	NR
5,277,128	Debtor In Possession Term Loan, 5.795%, maturing February 03, 2010	5,151,797
(2)	Lyondell Chemical Company	NR	NR
432,808	Term Loan, 3.736%, maturing December 20, 2013	317,167
189,162	Revolver, 3.736%, maturing December 22, 2014	138,620
709,357	Revolver, 3.736%, maturing December 22, 2014	517,831
1,351,526	Term Loan, 3.736%, maturing December 22, 2014	986,614
543,066	Term Loan, 3.986%, maturing December 22, 2014	397,966
543,066	Term Loan, 3.986%, maturing December 22, 2014	397,966
543,066	Term Loan, 3.986%, maturing December 22, 2014	397,966
2,356,515	Term Loan, 7.000%, maturing December 22, 2014	1,720,256

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

Bank Loan
Ratings† (Unaudited)	Market
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
$2,356,515	Term Loan, 7.000%, maturing December 22, 2014	$1,720,256
2,356,515	Term Loan, 7.000%, maturing December 22, 2014	1,720,256
MacDermid, Inc.	B2	B+
EUR	1,720,043	Term Loan, 2.638%, maturing April 11, 2014	2,088,667
$1,480,186	Term Loan, 2.236%, maturing April 12, 2014	1,290,229
(2)	Northeast Biofuels, LLC	NR	NR
115,095	(3)	Term Loan, 10.750%, maturing June 28, 2013	17,264
Polypore, Inc.	Ba2	BB-
3,258,333	Term Loan, 2.490%, maturing July 03, 2014	3,005,812
Rockwood Specialties Group, Inc.	Ba2	BB-
1,800,516	Term Loan, 6.000%, maturing May 15, 2014	1,811,319
65,266,314
Containers, Packaging & Glass: 3.8%
Berry Plastics Corporation	B1	B
4,821,734	Term Loan, 2.300%, maturing April 03, 2015	4,085,079
Graham Packaging Company	B1	B+
888,320	Term Loan, 2.500%, maturing October 07, 2011	861,830
8,890,132	Term Loan, 6.750%, maturing April 05, 2014	8,896,799
Graphic Packaging International, Inc.	Ba3	BB-
3,790,864	Term Loan, 2.417%, maturing May 16, 2014	3,555,289
Klockner Pentaplast	NR	NR
2,917,598	Term Loan, 3.523%, maturing January 03, 2016	2,242,174
Owens-Illinois	Baa3	BBB-
EUR	654,375	Term Loan, 1.930%, maturing June 14, 2013	945,444
Pro Mach, Inc.	B1	B
$2,322,790	Term Loan, 2.490%, maturing December 14, 2011	2,090,511
Reynolds Consumer Products Holdings, Inc.	B1	BB-
1,500,000	(5)	Term Loan, maturing November 06, 2015	1,501,407
(2)	Smurfit-Stone Container Corporation	NR	D
286,513	(5)	Revolver, 3.057%, maturing November 01, 2009	280,783
863,924	(5)	Revolver, 2.841%, maturing November 02, 2009	846,646
174,149	(5)	Term Loan, 4.500%, maturing November 01, 2010	170,231
371,921	(5)	Term Loan, 2.273%, maturing November 01, 2011	364,018
197,323	(5)	Term Loan, 2.500%, maturing November 01, 2011	192,883
112,448	(5)	Term Loan, 2.500%, maturing November 01, 2011	109,567
Tegrant Holding Company	Caa3	CC
500,000	Term Loan, 5.790%, maturing March 08, 2015	192,500

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings† (Unaudited)		Market
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
Containers, Packaging & Glass (continued)
		Xerium Technologies, Inc.	Caa3	CC
$4,094,398		Term Loan, 5.783%, maturing May 18, 2012			$3,394,940
					29,730,101
Data and Internet Services: 7.9%
		Activant Solutions, Inc.	B1	B
	87,488	Term Loan, 2.812%, maturing May 01, 2013			80,653
	2,666,253	Term Loan, 2.240%, maturing May 02, 2013			2,457,952
		Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581	Term Loan, 2.424%, maturing July 01, 2013			1,775,798
EUR	1,268,581	Term Loan, 2.924%, maturing July 01, 2014			1,775,798
		Audatex	Ba3	BB-
$1,071,461		Term Loan, 2.063%, maturing May 16, 2014			1,025,254
		Carlson Wagonlit Holdings, B.V.	B2	CCC+
	2,637,337	Term Loan, 4.031%, maturing August 03, 2012			2,261,516
		First Data Corporation	B1	B+
	3,616,672	Term Loan, 2.990%, maturing September 24, 2014			3,022,431
	5,020,154	Term Loan, 3.035%, maturing September 24, 2014			4,188,344
	8,159,692	Term Loan, 3.035%, maturing September 24, 2014			6,796,909
		L-1 Identity Solutions Operating Company	Ba3	BB+
	480,047	Term Loan, 7.250%, maturing August 05, 2013			482,047
		Language Line, Inc.	Ba3	B+
	1,785,714	Term Loan, 5.750%, maturing November 04, 2015			1,757,812
		Mitchell International, Inc.	Caa1	CCC+
	250,000	Term Loan, 5.563%, maturing March 30, 2015			205,000
		Orbitz	B2	B+
	5,345,378	Term Loan, 3.256%, maturing July 25, 2014			4,803,202
		Reynolds & Reynolds Company	Ba2	BB
	7,169,050	Term Loan, 2.234%, maturing October 26, 2012			6,564,162
		Sabre, Inc.	B1	B
	11,958,689	Term Loan, 2.491%, maturing September 30, 2014			10,215,542
		Sitel, LLC	B3	B
	2,261,385	Term Loan, 5.768%, maturing January 30, 2014			1,973,058
		Sungard Data Systems, Inc.	Ba3	BB
	249,732	Term Loan, 1.992%, maturing February 28, 2014			229,636
	1,482,519	Term Loan, 6.750%, maturing February 28, 2014			1,499,568
	6,756,996	Term Loan, 3.899%, maturing February 26, 2016			6,382,948
		Transaction Network Services, Inc.	Ba3	BB
	2,500,000	Term Loan, 6.000%, maturing November 17, 2015			2,501,172

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan
			Ratings† (Unaudited)		Market
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
		Travelport, Inc.	Ba3	B
$977,500		Term Loan, 2.781%, maturing August 23, 2013			$874,374
	1,445,156	Term Loan, 2.781%, maturing August 23, 2013			1,286,189
	289,971	Term Loan, 2.783%, maturing August 23, 2013			258,075
					62,417,440
Diversified / Conglomerate Manufacturing: 3.7%
		BOC Edwards	B3	B
	3,176,875	Term Loan, 2.256%, maturing May 31, 2014			2,680,488
		Brand Services, Inc.	B1	B
	2,800,456	Term Loan, 2.313%, maturing February 07, 2014			2,520,410
	1,225,000	Term Loan, 3.563%, maturing February 07, 2014			1,123,325
		Brand Services, Inc.	Caa1	CCC+
	1,600,000	Term Loan, 6.313%, maturing February 06, 2015			1,291,000
		Dresser, Inc.	B2	B+
	5,852,885	Term Loan, 2.521%, maturing May 04, 2014			5,401,376
		EPD, Inc.	B3	NR
	429,844	Term Loan, 2.490%, maturing July 31, 2014			342,908
	3,001,250	Term Loan, 2.490%, maturing July 31, 2014			2,394,247
		Ferretti, S.P.A.	NR	NR
EUR	385,205	Term Loan, 3.794%, maturing January 31, 2015			212,705
EUR	385,868	Term Loan, 4.294%, maturing January 31, 2016			213,071
EUR	62,025	Term Loan, 6.794%, maturing January 31, 2017			11,623
		Manitowoc Company, Inc.	B1	BB
$3,984,950		Term Loan, 7.500%, maturing November 06, 2014			3,838,005
		Mueller Group, Inc.	B1	BB-
	832,027	Term Loan, 5.281%, maturing May 23, 2014			817,986
		Rexnord Corporation / RBS Global, Inc.	B1	BB-
	953,774	Term Loan, 2.500%, maturing July 19, 2013			901,714
	1,000,000	Term Loan, 2.786%, maturing July 19, 2013			945,417
		Sensata Technologies	B3	B
	5,060,923	Term Loan, 2.031%, maturing April 26, 2013			4,504,221
		Sensus Metering Systems, Inc.	Ba2	B+
	1,382,609	Term Loan, 2.284%, maturing December 17, 2010			1,369,647
		Textron Fastening Systems	Caa1	CCC+
	490,106	Term Loan, 14.000%, maturing August 11, 2013			336,948
					28,905,091

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service: 4.1%
			Affinion Group	Ba2	BB
	$3,899,193		Term Loan, 2.256%, maturing October 17, 2012			$3,707,482
			AlixPartners, LLP	Ba3	BB
2,578,769			Term Loan, 2.292%, maturing October 12, 2013			2,485,289
			Brickman Group	Ba3	BB-
1,935,941			Term Loan, 2.283%, maturing January 23, 2014			1,800,425
			Brock Holdings, Inc.	Caa1	B
2,769,793			Term Loan, 2.604%, maturing February 26, 2014			2,222,759
			Catalina Marketing Corporation	Ba3	BB-
3,355,225			Term Loan, 2.987%, maturing October 01, 2014			3,131,543
			Coach America Holdings, Inc.	B2	B
2,094,630			Term Loan, 3.040%, maturing April 18, 2014			1,885,167
442,989			Term Loan, 3.040%, maturing April 20, 2014			398,690
			Intergraph Corporation	Ba3	BB-
2,384,107			Term Loan, 2.256%, maturing May 29, 2014			2,238,081
			ISS Global A/S	NR	NR
EUR	245,614		Term Loan, 2.771%, maturing December 31, 2013			341,684
EUR	1,754,386		Term Loan, 2.771%, maturing December 31, 2013			2,440,602
			ISTA International GmbH	NR	NR
EUR	1,622,153	(5)	Term Loan, maturing May 14, 2015			2,210,281
EUR	377,847	(5)	Term Loan, maturing May 14, 2015			514,840
			Valleycrest Companies, LLC	B1	B
	$1,801,197		Term Loan, 2.290%, maturing March 12, 2014			1,657,101
			Vertafore, Inc.	B1	B
1,032,704			Term Loan, 5.500%, maturing July 31, 2014			988,814
			West Corporation	B1	BB-
4,167,339			Term Loan, 2.612%, maturing October 24, 2013			3,745,379
3,148,379			Term Loan, 4.112%, maturing July 15, 2016			2,921,696
						32,689,833
Diversified Natural Resources, Precious Metals & Minerals: 1.3%
			Georgia Pacific, LLC	Ba2	BBB
6,986,927			Term Loan, 2.295%, maturing December 20, 2012			6,658,087
3,847,966			Term Loan, 3.534%, maturing December 20, 2014			3,780,627
						10,438,714
Ecological: 0.1%
			Synagro Technologies, Inc.	B3	CCC+
879,750			Term Loan, 2.240%, maturing April 02, 2014			716,996

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Ecological (continued)
			Synagro Technologies, Inc.	Caa3	CCC-
$485,000			Term Loan, 4.990%, maturing October 02, 2014			$321,717
						1,038,713
Electronics: 2.2%
			Aeroflex, Inc.	Ba3	BB-
990,063			Term Loan, 3.563%, maturing August 15, 2014			901,371
			Brocade Communications Systems, Inc.	Ba2	BB+
2,759,480			Term Loan, 6.250%, maturing October 07, 2013			2,779,745
			Decision One	NR	NR
1,781,821			Term Loan, 15.000%, maturing November 29, 2013			1,781,821
			Freescale Semiconductor, Inc.	B2	B-
4,983,197			Term Loan, 1.994%, maturing November 29, 2013			4,090,372
			Infor Global Solutions	B1	B+
488,750			Term Loan, 2.990%, maturing July 28, 2012			430,405
EUR	729,375		Term Loan, 3.426%, maturing July 28, 2012			943,094
$612,363			Term Loan, 3.990%, maturing July 28, 2012			540,411
1,173,697			Term Loan, 3.990%, maturing July 28, 2012			1,035,787
			Infor Global Solutions	Caa2	CCC+
EUR	500,000		Term Loan, 6.686%, maturing March 02, 2014			498,467
			Kronos, Inc.	Ba3	B+
$3,131,522			Term Loan, 2.283%, maturing June 11, 2014			2,923,275
			ON Semiconductor	Baa3	BB+
1,950,000			Term Loan, 1.984%, maturing September 03, 2013			1,833,000
						17,757,748
Finance: 1.4%
			LPL Holdings, Inc.	Ba3	B+
7,318,609			Term Loan, 2.008%, maturing June 28, 2013			6,826,894
			Nuveen Investments, Inc.	B3	B
4,893,540			Term Loan, 3.281%, maturing November 13, 2014			4,114,396
						10,941,290
Foreign Cable, Foreign TV, Radio and Equipment: 3.9%
			Casema Bidco / Serpering Investments B.V.	NR	NR
EUR	227,032	(5)	Term Loan, maturing September 15, 2014			332,874
EUR	112,665	(5)	Term Loan, maturing September 15, 2014			165,189
EUR	160,304	(5)	Term Loan, maturing September 15, 2014			235,037
EUR	500,000	(5)	Term Loan, maturing September 14, 2015			733,100
			Numericable / YPSO France SAS	NR	NR
EUR	255,290		Term Loan, 2.676%, maturing June 16, 2014			306,387
EUR	416,527		Term Loan, 2.676%, maturing June 16, 2014			499,896
EUR	661,516		Term Loan, 2.676%, maturing June 16, 2014			793,921
EUR	231,625		Term Loan, 3.176%, maturing December 31, 2015			276,428

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
EUR	435,042		Term Loan, 3.176%, maturing December 31, 2015			$519,191
			ProSiebenSat.1 Media AG	NR	NR
SEK	2,269,914		Term Loan, 2.108%, maturing July 02, 2014			269,121
EUR	1,190,021		Term Loan, 2.464%, maturing July 02, 2014			1,479,462
EUR	64,583		Term Loan, 2.464%, maturing July 02, 2014			80,292
EUR	36,050		Term Loan, 2.589%, maturing July 03, 2015			45,894
EUR	801,232		Term Loan, 2.589%, maturing July 03, 2015			1,020,036
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 2.438%, maturing January 30, 2015			1,948,519
EUR	1,500,000		Term Loan, 3.403%, maturing January 29, 2016			1,948,519
			UPC Financing Partnership	Ba3	B+
$1,944,864			Term Loan, 1.994%, maturing December 31, 2014			1,802,645
1,055,136			Term Loan, 3.744%, maturing December 30, 2016			1,007,919
EUR	4,268,168		Term Loan, 4.178%, maturing December 31, 2016			5,890,730
EUR	3,078,704		Term Loan, 4.428%, maturing December 31, 2017			4,286,587
			Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	1,117,088		Term Loan, 2.898%, maturing September 03, 2012			1,802,432
GBP	1,477,316	(5)	Term Loan, 2.898%, maturing September 03, 2012			2,383,664
GBP	704,815	(5)	Term Loan, 2.932%, maturing September 03, 2012			1,137,226
GBP	358,273	(5)	Term Loan, 3.809%, maturing September 03, 2012			578,077
GBP	500,000		Term Loan, 4.173%, maturing September 03, 2012			802,063
GBP	500,000		Term Loan, 4.431%, maturing September 03, 2012			802,063
						31,147,272
Gaming: 4.6%
			Cannery Casino Resorts, LLC	B3	B+
$608,660			Term Loan, 2.487%, maturing May 18, 2013			522,306
503,229			Term Loan, 2.492%, maturing May 20, 2013			431,833
			CCM Merger, Inc.	B3	BB-
2,992,388			Term Loan, 8.500%, maturing July 13, 2012			2,858,667
		(2)	Fontainebleau Las Vegas, LLC	NR	NR
633,333		(3)	Term Loan, 6.000%, maturing June 06, 2014			201,611
1,266,667		(3)	Term Loan, 6.000%, maturing June 06, 2014			403,222
			Golden Nugget, Inc.	Caa3	CC
1,829,542			Term Loan, 2.260%, maturing June 30, 2014			1,257,810
1,041,522			Term Loan, 2.262%, maturing June 30, 2014			716,047

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Gaming (continued)
		Green Valley Ranch Gaming, LLC	Caa3	CCC+
$1,407,955		Term Loan, 2.283%, maturing February 16, 2014			$1,033,087
		Green Valley Ranch Gaming, LLC	Ca	CC
750,000		Term Loan, 3.549%, maturing August 16, 2014			185,625
		Harrahs Operating Company, Inc.	Caa1	B-
2,267,724	(5)	Term Loan, 3.282%, maturing January 28, 2015			1,768,825
4,216,252		Term Loan, 3.282%, maturing January 28, 2015			3,284,161
2,415,817		Term Loan, 3.282%, maturing January 28, 2015			1,882,661
1,555,556		Term Loan, 9.500%, maturing October 31, 2016			1,511,611
		Isle of Capri Casinos, Inc.	B1	B+
848,917		Term Loan, 1.984%, maturing July 25, 2014			793,502
1,201,826		Term Loan, 1.984%, maturing July 25, 2014			1,123,373
3,004,564		Term Loan, 2.033%, maturing July 25, 2014			2,808,432
		Las Vegas Sands, LLC	B3	B-
6,256,000		Term Loan, 2.040%, maturing May 23, 2014			5,223,760
1,580,000		Term Loan, 2.040%, maturing May 23, 2014			1,319,300
		New World Gaming Partners, Ltd.	B3	CCC-
704,792		Term Loan, 2.787%, maturing September 30, 2014			587,180
3,479,688		Term Loan, 2.787%, maturing September 30, 2014			2,899,015
		Seminole Tribe of Florida	Baa3	BBB
16,487		Term Loan, 1.783%, maturing March 05, 2014			15,491
		VML US Finance, LLC	B3	B-
1,045,130		Term Loan, 5.790%, maturing May 25, 2012			992,873
1,922,601		Term Loan, 5.790%, maturing May 27, 2013			1,826,471
2,556,389		Term Loan, 5.790%, maturing May 27, 2013			2,428,570
					36,075,433
Healthcare, Education and Childcare: 18.5%
		Accellent, Inc.	B1	B+
2,908,120		Term Loan, 2.506%, maturing November 22, 2012			2,690,011
		AGA Medical Corporation	B2	BB-
1,632,209		Term Loan, 2.280%, maturing April 26, 2013			1,444,505
		Bausch & Lomb, Inc.	B1	BB-
383,435		Term Loan, 3.519%, maturing April 24, 2015			360,428
1,578,947		Term Loan, 3.533%, maturing April 24, 2015			1,484,211
		Biomet, Inc.	B1	BB-
5,979,670		Term Loan, 3.282%, maturing March 25, 2015			5,679,538
		Bright Horizons Family Solutions, Inc.	Ba3	BB-
464,706		Term Loan, 6.250%, maturing May 28, 2015			463,776

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
			Catalent Pharma Solutions	Ba3	BB-
	$6,429,778		Term Loan, 2.484%, maturing April 10, 2014			$5,427,806
			CHG Medical Staffing, Inc.	Ba3	B+
	400,000		Term Loan, 0.158%, maturing January 08, 2013			376,000
	1,816,500		Term Loan, 2.755%, maturing January 08, 2013			1,707,510
			CHS/Community Health Systems, Inc.	Ba3	BB
	1,922,625		Term Loan, 2.506%, maturing July 25, 2014			1,762,005
	37,722,662		Term Loan, 2.506%, maturing July 25, 2014			34,571,235
			Concentra Operating Corporation	Ba3	B+
	1,955,000		Term Loan, 2.540%, maturing June 25, 2014			1,818,150
			CRC Health Corporation	Ba3	BB-
	921,342		Term Loan, 2.533%, maturing February 06, 2013			826,905
	964,147		Term Loan, 2.533%, maturing February 06, 2013			865,322
			Education Management Corporation	B1	BB-
	4,125,137		Term Loan, 2.063%, maturing June 03, 2013			3,804,795
			Emdeon Business Services, LLC	B1	BB
	2,278,932		Term Loan, 2.290%, maturing November 16, 2013			2,150,743
			EMSC, L.P.	Baa3	BBB-
	2,861,273		Term Loan, 2.244%, maturing February 10, 2012			2,753,975
			Gambro	NR	NR
	1,670,984	(5)	Term Loan, 2.770%, maturing June 05, 2014			1,472,554
SEK	2,111,070		Term Loan, 2.998%, maturing June 05, 2014			265,972
SEK	2,146,343		Term Loan, 2.998%, maturing June 05, 2014			270,416
	$1,670,984	(5)	Term Loan, 3.270%, maturing June 05, 2015			1,472,554
SEK	2,146,343		Term Loan, 3.498%, maturing June 05, 2015			270,416
SEK	2,111,070		Term Loan, 3.498%, maturing June 05, 2015			265,972
			Harlan Sprague Dawley, Inc.	B2	BB-
	$2,460,625		Term Loan, 2.789%, maturing July 14, 2014			2,265,313
			Harrington Holdings, Inc.	B1	BB-
	2,398,833		Term Loan, 2.484%, maturing December 28, 2013			2,197,931
			HCA, Inc.	Ba3	BB
	18,073,817		Term Loan, 2.533%, maturing November 18, 2013			16,827,862
			Health Management Associates, Inc.	B1	BB-
	3,619,451		Term Loan, 2.033%, maturing February 28, 2014			3,299,582
			Iasis Healthcare, LLC	Ba2	B+
	1,016,026		Term Loan, 2.234%, maturing March 14, 2014			942,364
	2,935,928		Term Loan, 2.234%, maturing March 14, 2014			2,723,073
	274,370		Term Loan, 2.235%, maturing March 14, 2014			254,478

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
			IM US Holdings, LLC	Ba2	BB
	$3,912,778		Term Loan, 2.258%, maturing June 26, 2014			$3,609,537
			Life Technologies Corporation	Baa3	BBB-
	1,386,875		Term Loan, 5.250%, maturing November 20, 2015			1,388,019
			Molnlycke Health Care Group	NR	NR
EUR	200,000	(5)	Term Loan, maturing March 30, 2015			280,154
GBP	250,000	(5)	Term Loan, maturing March 31, 2015			378,872
EUR	200,000	(5)	Term Loan, maturing March 30, 2016			280,154
GBP	250,000	(5)	Term Loan, maturing March 31, 2016			378,872
			Multiplan, Inc.	B1	B+
	$1,091,373		Term Loan, 2.750%, maturing April 12, 2013			1,026,982
			National Mentor, Inc.	Ba3	B+
	126,588		Term Loan, 2.096%, maturing June 29, 2013			113,297
	3,070,775		Term Loan, 2.290%, maturing June 29, 2013			2,748,344
			Nycomed	NR	NR
EUR	86,211		Term Loan, 2.930%, maturing December 29, 2014			120,388
EUR	388,312		Term Loan, 2.930%, maturing December 29, 2014			542,248
EUR	54,917		Term Loan, 2.930%, maturing December 29, 2014			76,688
EUR	535,383		Term Loan, 2.930%, maturing December 29, 2014			747,621
EUR	1,397,300		Term Loan, 2.930%, maturing December 29, 2014			1,951,221
EUR	388,312		Term Loan, 3.680%, maturing December 29, 2015			542,248
EUR	535,383		Term Loan, 3.680%, maturing December 29, 2015			747,621
EUR	1,397,300		Term Loan, 3.680%, maturing December 29, 2015			1,951,221
EUR	86,211		Term Loan, 3.680%, maturing December 29, 2015			120,388
EUR	54,917		Term Loan, 3.680%, maturing December 29, 2015			76,688
			Orthofix International / Colgate Medical	B1	BB+
	$1,534,697		Term Loan, 6.750%, maturing September 22, 2013			1,521,268
			Quintiles Transnational Corporation	B1	BB
	2,915,758		Term Loan, 2.283%, maturing March 31, 2013			2,746,280
			Renal Advantage, Inc.	B1	B+
	3,209,811		Term Loan, 2.788%, maturing October 05, 2012			3,049,321
			Rural/Metro Operating Company, LLC	Ba2	BB-
	658,823		Term Loan, 3.739%, maturing March 04, 2011			657,176
	519,127		Term Loan, 3.760%, maturing March 04, 2011			517,829

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
			Sterigenics International, Inc.	B3	B+
	$1,837,348		Term Loan, 2.554%, maturing November 21, 2013			$1,727,107
			Sun Healthcare Group, Inc.	Ba2	B+
	217,241		Term Loan, 2.283%, maturing April 21, 2014			205,565
	929,906		Term Loan, 2.398%, maturing April 21, 2014			879,924
			Surgical Care Affiliates, LLC	Ba3	B
	2,932,500		Term Loan, 2.301%, maturing December 29, 2014			2,677,739
			Team Health, Inc.	B1	BB-
	2,005,888		Term Loan, 2.271%, maturing November 23, 2012			1,870,490
			United Surgical Partners International, Inc.	Ba3	B
	1,635,484		Term Loan, 2.264%, maturing April 19, 2014			1,480,113
	308,956		Term Loan, 2.240%, maturing April 21, 2014			279,605
			Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,359,262		Term Loan, 2.485%, maturing September 23, 2011			3,266,862
			VWR International, Inc.	B1	B+
EUR	2,493,750		Term Loan, 2.936%, maturing June 29, 2014			3,336,614
	$1,496,250		Term Loan, 2.734%, maturing June 30, 2014			1,330,727
			Warner Chilcott Company, LLC	B1	BB+
	1,168,907	(5)	Term Loan, maturing October 30, 2014			1,167,260
	584,454	(5)	Term Loan, maturing April 30, 2015			583,721
	1,285,798	(5)	Term Loan, maturing April 30, 2015			1,284,187
						146,377,753
Home & Office Furnishings: 1.1%
			Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	(3)	Term Loan, 3.023%, maturing October 19, 2014			1,260,222
EUR	1,250,000	(3)	Term Loan, 3.523%, maturing October 19, 2015			1,260,222
			Hilding Anders	NR	NR
SEK	17,864,613		Term Loan, 3.605%, maturing March 31, 2015			1,758,030
EUR	324,872		Term Loan, 3.759%, maturing April 25, 2015			362,839
			National Bedding Company	B1	BB-
	$2,155,303		Term Loan, 2.279%, maturing February 28, 2013			1,955,938
			Springs Window Fashions, LLC	B2	B+
	2,301,429		Term Loan, 3.063%, maturing December 31, 2012			2,059,779
						8,657,030
Insurance: 2.3%
			AmWINS Group, Inc.	B2	B-
	1,955,000		Term Loan, 2.773%, maturing June 08, 2013			1,610,431
			Applied Systems, Inc.	B1	B-
	1,200,004		Term Loan, 2.734%, maturing September 26, 2013			1,140,754
			Conseco, Inc.	Caa1	CCC
	4,848,880		Term Loan, 6.500%, maturing October 10, 2013			4,460,969

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Insurance (continued)
		Crawford & Company	B1	BB-
$1,815,742		Term Loan, 3.790%, maturing October 30, 2013			$1,756,731
		Crump Group	B2	B
1,913,237		Term Loan, 3.240%, maturing August 01, 2014			1,712,347
		Hub International, Ltd.	B2	B
1,000,000		Term Loan, 6.750%, maturing June 12, 2014			988,750
449,846		Term Loan, 2.734%, maturing June 13, 2014			393,240
2,001,330		Term Loan, 2.734%, maturing June 13, 2014			1,749,496
		Swett & Crawford	B3	B-
2,503,184		Term Loan, 2.531%, maturing April 03, 2014			2,127,707
		USI Holdings Corporation	B2	B-
600,000		Term Loan, 5.300%, maturing April 15, 2014			582,375
2,254,437		Term Loan, 3.040%, maturing May 05, 2014			1,951,966
					18,474,766
Leisure, Amusement, Entertainment: 4.6%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
3,136,250		Term Loan, 2.766%, maturing June 08, 2012			2,937,622
		Alpha D2, Ltd.	NR	NR
1,221,225		Term Loan, 2.359%, maturing December 31, 2013			1,079,563
824,903		Term Loan, 2.359%, maturing December 31, 2013			729,214
		AMF Bowling Worldwide, Inc.	B1	B
2,904,279		Term Loan, 2.741%, maturing June 08, 2013			2,483,158
		Cedar Fair, L.P.	Ba3	BB-
5,167,204		Term Loan, 4.234%, maturing August 30, 2014			4,929,513
		HIT Entertainment, Inc.	B1	B-
1,940,892		Term Loan, 2.528%, maturing March 20, 2012			1,674,020
		Kerasotes Showplace Theater, LLC	B1	B-
150,000		Revolver, 1.719%, maturing October 31, 2010			146,250
279,820		Term Loan, 4.813%, maturing October 28, 2011			265,829
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
22,802,234	(3)	Term Loan, 0.000%, maturing April 08, 2012			14,460,425
5,695,536	(3)	Term Loan, 0.000%, maturing April 08, 2012			3,611,921
		NEP II, Inc.	B1	B
4,384,993		Term Loan, 2.533%, maturing February 16, 2014			4,045,156
					36,362,671
Lodging: 1.5%
		Audio Visual Services Corporation	NR	NR
980,000		Term Loan, 2.540%, maturing February 28, 2014			690,900
		Hotel Del Coronado	B1	B+
16,400,000		Term Loan, 1.989%, maturing January 15, 2011			11,152,000
					11,842,900

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Machinery: 0.5%
			Kion Group	NR	NR
EUR	1,238,909		Term Loan, 4.188%, maturing December 23, 2014			$1,265,756
$500,000		(5)	Term Loan, maturing December 23, 2014			340,750
EUR	1,145,833		Term Loan, 4.438%, maturing December 23, 2015			1,170,664
$500,000		(5)	Term Loan, maturing December 23, 2015			340,750
			NACCO Materials Handling Group, Inc.	NR	NR
	1,000,000		Term Loan, 2.352%, maturing March 22, 2013			800,000
						3,917,920
Mining, Steel, Iron & Nonprecious Metals: 1.2%
			Continental Alloys & Services, Inc.	Caa2	CCC
	464,442		Term Loan, 4.743%, maturing June 14, 2012			399,420
			Noranda Aluminum Acquisition Corporation	B2	D
	2,645,663		Term Loan, 2.236%, maturing May 18, 2014			2,142,987
			Novelis	Ba3	BB-
	1,221,875		Term Loan, 2.240%, maturing July 06, 2014			1,093,197
	2,688,203		Term Loan, 2.263%, maturing July 06, 2014			2,405,103
			Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	3,516,016		Term Loan, 2.262%, maturing May 08, 2014			3,309,450
	341,181		Term Loan, 2.283%, maturing May 08, 2014			321,137
						9,671,294
North American Cable: 11.5%
			Atlantic Broadband	B1	BB-
	69,392		Term Loan, 2.540%, maturing September 01, 2011			68,033
	1,865,987		Term Loan, 6.750%, maturing June 01, 2013			1,856,657
			Block Communications, Inc.	Ba1	BB
	962,500		Term Loan, 2.283%, maturing December 22, 2011			899,937
			Bresnan Communications, LLC	B1	BB-
	1,243,750		Term Loan, 2.285%, maturing September 29, 2013			1,164,980
	2,736,250		Term Loan, 2.286%, maturing March 29, 2014			2,562,955
			Cequel Communications, LLC	Ba3	BB-
	27,948,418		Term Loan, 2.261%, maturing November 05, 2013			25,910,503
			Cequel Communications, LLC	B3	B-
	1,525,000		Term Loan, 4.757%, maturing May 05, 2014			1,462,094
		(2)	Charter Communications Operating, LLC	Ba2	D
	10,955,635		Term Loan, 4.260%, maturing March 06, 2014			10,165,920
			CSC Holdings, Inc.	Baa3	BBB-
	19,879,057		Term Loan, 2.049%, maturing March 29, 2013			18,771,912
			Insight Midwest Holdings, LLC	B1	B+
	9,002,500		Term Loan, 2.290%, maturing April 07, 2014			8,454,311

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
North American Cable (continued)
	Knology, Inc.	B1	B
$1,926,370	Term Loan, 3.783%, maturing June 30, 2014			$1,849,315
	Mediacom Broadband, LLC	Ba3	BB-
8,170,960	Term Loan, 1.980%, maturing January 31, 2015			7,410,040
	Mediacom LLC Group	Ba3	BB-
3,600,000	Term Loan, 5.500%, maturing March 31, 2017			3,602,250
	San Juan Cable, LLC	B1	BB-
1,686,244	Term Loan, 2.040%, maturing October 31, 2012			1,582,962
	Wideopenwest Finance, LLC	B1	B-
5,804,167	Term Loan, 2.768%, maturing June 18, 2014			5,332,578
				91,094,447
Oil & Gas: 2.0%
	Alon USA	B1	BB
215,000	Term Loan, 2.484%, maturing June 22, 2013			181,675
1,720,000	Term Loan, 2.490%, maturing June 22, 2013			1,453,400
	CGGVeritas Services, Inc.	Ba1	BB+
1,619,095	Term Loan, 3.708%, maturing January 12, 2014			1,591,773
	CR Gas Storage	Ba3	BB
95,468	Term Loan, 1.987%, maturing May 12, 2013			89,501
141,675	Term Loan, 1.989%, maturing May 12, 2013			132,820
1,323,831	Term Loan, 1.989%, maturing May 12, 2013			1,241,091
	Hercules Offshore, LLC	B2	B
2,189,845	Term Loan, 8.500%, maturing July 11, 2013			2,104,076
	McJunkin Corporation	B2	B+
2,630,282	Term Loan, 5.500%, maturing January 31, 2014			2,518,495
	MEG Energy	B1	BB+
1,750,033	Term Loan, 2.290%, maturing April 03, 2013			1,607,843
1,716,678	Term Loan, 2.290%, maturing April 03, 2013			1,577,198
	SG Resources Mississippi, LLC	B1	BB
2,468,750	Term Loan, 2.109%, maturing April 02, 2014			2,308,281
	Targa Resources, Inc.	Ba3	BB-
354,824	Term Loan, 2.234%, maturing October 31, 2012			346,017
173,305	Term Loan, 2.283%, maturing October 31, 2012			169,004
	Vulcan Energy Corporation	Ba2	BB
750,000	Term Loan, 5.500%, maturing September 29, 2015			755,625
				16,076,799
Other Broadcasting and Entertainment: 1.1%
	Deluxe Entertainment Services Group, Inc.	Ba3	B-
119,147	Term Loan, 2.533%, maturing May 11, 2013			110,434
68,605	Term Loan, 2.633%, maturing May 11, 2013			63,589
1,156,912	Term Loan, 5.490%, maturing May 11, 2013			1,072,312

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment (continued)
			VNU	Ba3	B+
$2,435,058			Term Loan, 2.242%, maturing August 09, 2013			$2,201,120
	5,986,473		Term Loan, 3.992%, maturing May 02, 2016			5,500,072
						8,947,527
Other Telecommunications: 2.4%
			Asurion Corporation	B1	B
	5,250,000		Term Loan, 3.246%, maturing July 03, 2014			4,951,175
			BCM Ireland Holdings, Ltd.	Ba3	BB-
EUR	1,679,980		Term Loan, 2.313%, maturing September 30, 2014			2,318,027
EUR	1,680,261		Term Loan, 2.563%, maturing September 30, 2015			2,318,415
			Consolidated Communications	B1	B+
$1,000,000			Term Loan, 2.740%, maturing December 31, 2014			925,000
			Gabriel Communications	B2	B-
	333,333		Term Loan, 3.500%, maturing May 31, 2014			330,833
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	2,862,555		Term Loan, 4.750%, maturing June 01, 2014			2,071,775
			Kentucky Data Link, Inc.	B1	B-
	2,687,396		Term Loan, 2.484%, maturing February 26, 2014			2,492,560
			One Communications	B2	B-
	1,536,345		Term Loan, 4.585%, maturing June 30, 2012			1,367,347
			PAETEC Holding Corporation	B1	B
	179,770		Term Loan, 2.734%, maturing February 28, 2013			169,995
			U.S. Telepacific Corporation	B1	CCC
	2,022,464	(5)	Term Loan, 4.303%, maturing August 04, 2011			1,789,881
						18,735,008
Personal & Nondurable Consumer Products: 2.5%
			Advantage Sales and Marketing	B1	B
	2,799,659		Term Loan, 2.290%, maturing March 29, 2013			2,610,682
			Bushnell Performance Optics	Ba3	B-
	1,690,355		Term Loan, 4.533%, maturing August 24, 2013			1,470,609
			Fender Musical Instruments Corporation	B2	B+
	2,280,833		Term Loan, 2.540%, maturing June 09, 2014			1,950,112
	1,152,083		Term Loan, 2.540%, maturing June 09, 2014			985,031
			Gibson Guitar Corporation	B3	B+
	418,242		Term Loan, 2.783%, maturing December 29, 2013			373,281
			Huish Detergents, Inc.	Ba2	BB
	1,649,377		Term Loan, 1.990%, maturing April 26, 2014			1,574,467
			Information Resources, Inc.	B1	B-
	340,173		Term Loan, 2.008%, maturing May 16, 2014			311,258

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
		Jarden Corporation	Ba2	BB
$2,082,198		Term Loan, 2.033%, maturing January 24, 2012			$1,994,138
248,851		Term Loan, 2.033%, maturing January 24, 2012			239,104
2,653,982		Term Loan, 3.533%, maturing January 26, 2015			2,617,490
		KIK Custom Products, Inc.	B3	CCC+
71,707		Term Loan, 2.540%, maturing June 02, 2014			57,724
1,918,293	(5)	Term Loan, 2.540%, maturing June 02, 2014			1,544,226
		Mega Bloks, Inc.	Caa3	C
957,500		Term Loan, 9.750%, maturing July 26, 2012			493,112
		Spectrum Brands, Inc.	B3	B-
44,301		Term Loan, 8.000%, maturing June 29, 2012			43,055
871,281		Term Loan, 8.019%, maturing June 29, 2012			846,776
		Yankee Candle Company, Inc.	Ba3	BB-
2,550,705		Term Loan, 2.240%, maturing February 06, 2014			2,361,223
					19,472,288
Personal, Food & Miscellaneous: 2.1%
		Acosta, Inc.	B1	B
3,897,359		Term Loan, 2.490%, maturing July 28, 2013			3,585,570
		Arbys Restaurant Group, Inc.	Ba2	BB
2,494,542		Term Loan, 7.250%, maturing July 25, 2012			2,502,856
		Culligan International Company	B2	B-
975,000		Term Loan, 2.490%, maturing November 24, 2012			767,812
		Dennys, Inc.	Ba2	BB
555,000		Term Loan,2.250%, maturing March 31, 2012			525,863
533,261		Term Loan, 2.675%, maturing March 31, 2012			505,265
		N.E.W. Customer Services Companies, Inc.	B1	B+
3,069,750		Term Loan, 2.740%, maturing May 22, 2014			2,856,786
		OSI Restaurant Partners, Inc.	B3	B+
505,264		Term Loan, 2.553%, maturing June 14, 2013			412,000
5,667,708		Term Loan, 2.563%, maturing June 14, 2014			4,621,545
		Seminole Hard Rock Entertainment	B1	BB
750,000		Floating Rate Note, maturing March 15, 2014			607,500
					16,385,197
Printing & Publishing: 10.6%
		American Achievement Corporation	B1	B+
295,182		Term Loan, 6.255%, maturing March 25, 2011			265,664
		Ascend Media Holdings, LLC	B3	B
889,527	(3)	Term Loan, 1.783%, maturing January 31, 2012			—

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			Black Press, Ltd.	B1	B-
$850,141		(5)	Term Loan, 2.256%, maturing August 02, 2013			$556,842
	1,400,232	(5)	Term Loan, 2.256%, maturing August 02, 2013			917,152
			Canwest Limited Partnership	Caa3	D
	1,236,875	(5)	Term Loan, 0.000%, maturing July 13, 2014			991,046
			Caribe Information Investments, Inc.	B2	CCC+
	1,917,238		Term Loan, 2.524%, maturing March 31, 2013			1,313,308
			Cengage Learning, Inc.	B2	B+
	7,047,895		Term Loan, 2.730%, maturing July 03, 2014			6,039,165
			Cenveo Corporation	Ba3	BB-
	1,789,461		Term Loan, 4.792%, maturing June 21, 2013			1,729,066
	28,920		Term Loan, 4.792%, maturing June 21, 2013			27,944
		(2)	Dex Media East, LLC	NR	D
	4,992,443	(5)	Term Loan, 2.240%, maturing October 24, 2014			4,031,398
		(2)	Dex Media West, LLC	NR	D
	4,943,643		Term Loan, 7.000%, maturing October 24, 2014			4,461,638
			Flint Group	NR	NR
	841,151		Term Loan, 2.889%, maturing December 31, 2014			771,056
	353,279		Term Loan, 2.889%, maturing December 31, 2014			323,839
	2,333,333		Term Loan, 2.889%, maturing May 29, 2015			2,138,890
EUR	666,667		Term Loan, 3.270%, maturing May 29, 2015			910,316
$1,277,104			Term Loan, 2.889%, maturing December 31, 2015			1,170,679
			Hanley Wood, LLC	Caa1	B-
	2,681,572		Term Loan, 2.532%, maturing March 08, 2014			1,157,267
		(2)	Idearc, Inc.	NR	D
	21,246,887	(3)	Term Loan, 6.250%, maturing November 17, 2014			10,316,128
			Intermedia Outdoor, Inc.	NR	NR
	1,604,625		Term Loan, 3.283%, maturing January 31, 2013			1,283,700
			Mediannuaire Holding	NR	NR
EUR	1,561,344	(5)	Term Loan, 3.028%, maturing October 10, 2014			1,676,192
EUR	1,561,189	(5)	Term Loan, 3.528%, maturing October 09, 2015			1,676,026
			Merrill Communications, LLC	B1	CCC
$2,761,595			Term Loan, 8.500%, maturing December 24, 2012			2,205,824
			Nelson Canada	Ba3	B
	3,920,000		Term Loan, 2.783%, maturing July 05, 2014			3,449,600

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
			PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000		Term Loan, 1.933%, maturing November 22, 2013			$1,065,203
			PBL Media	B1	B
AUD	24,331,191		Term Loan, 6.367%, maturing February 05, 2013			18,186,110
			Prism Business Media Holdings/ Penton Media, Inc.	Caa1	CCC
$1,657,500			Term Loan, 2.539%, maturing February 01, 2013			1,106,381
		(2)	R.H. Donnelley Corporation	NR	D
	5,220,260		Term Loan, 2.158%, maturing June 30, 2011			4,694,971
		(2)	Readers Digest	Ba1	B-
	600,000		Debtor In Possession Term Loan, 13.500%, maturing May 26, 2010			625,000
		(2)	Readers Digest	NR	D
	924,663	(3)	Revolver, 4.535%, maturing March 02, 2013			443,838
	332,460	(3)	Term Loan, 7.000%, maturing March 03, 2014			159,581
	3,723,751	(3)	Term Loan, 4.241%, maturing March 03, 2014			1,787,400
			Source Media, Inc.	B2	B
	2,726,284		Term Loan, 5.290%, maturing November 08, 2011			2,290,079
			Thomas Nelson Publishers	B1	B
	1,837,776		Term Loan, 8.750%, maturing June 12, 2012			1,479,410
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			772,951
			Valassis Communications, Inc.	Ba2	BB-
	1,010,738	(5)	Term Loan, maturing March 02, 2014			955,148
	989,262	(5)	Term Loan, maturing March 02, 2014			934,852
			Yell Group, PLC	NR	NR
	2,000,000		Term Loan, 3.283%, maturing October 26, 2012			1,610,714
						83,524,378
Radio and TV Broadcasting: 6.4%
			Citadel Broadcasting Corporation	Caa3	CCC-
	7,600,000		Term Loan, 2.040%, maturing June 12, 2014			5,234,500
			CMP KC, LLC	NR	NR
	1,338,663		Term Loan, 3.519%, maturing May 03, 2011			167,333
			CMP Susquehanna Corporation	Caa3	CCC+
	6,578,557		Term Loan, 2.250%, maturing May 05, 2013			4,828,661
			Cumulus Media, Inc.	Caa1	B
	4,762,750		Term Loan, 4.237%, maturing June 11, 2014			3,923,315
			CW Media Holdings, Inc.	B3	B
	2,695,000		Term Loan, 3.533%, maturing February 16, 2015			2,499,612
			Emmis Communication	Caa2	NR
	1,148,060		Term Loan, 4.283%, maturing November 01, 2013			881,136

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting (continued)
			FoxCo Acquisition, LLC	B2	B
$1,116,751			Term Loan, 7.250%, maturing July 14, 2015			$1,035,786
		(2)	ION Media Networks, Inc.	NR	NR
	398,492		Debtor In Possession Term Loan, 10.167%, maturing May 29, 2010			581,798
	4,500,000	(3)	Term Loan, 6.381%, maturing January 15, 2012			1,218,748
			Local TV Finance, LLC	B3	B-
	2,834,750		Term Loan, 2.240%, maturing May 07, 2013			2,335,125
			Nexstar Broadcasting Group	B1	B
	2,335,099		Term Loan, 5.000%, maturing October 01, 2012			2,136,615
	2,208,000		Term Loan, 5.004%, maturing October 01, 2012			2,020,320
			Regent Communications	Caa1	CCC
	3,067,942		Term Loan, 6.000%, maturing November 21, 2013			2,339,306
			Sinclair Television Group, Inc.	Ba2	B
	1,400,000		Term Loan, 6.500%, maturing October 31, 2015			1,405,834
			Spanish Broadcasting Systems	Caa3	CCC+
	2,974,907		Term Loan, 2.040%, maturing June 11, 2012			2,469,173
			Univision Communications, Inc.	B2	B-
	20,999,786		Term Loan, 2.533%, maturing September 29, 2014			17,318,271
						50,395,533
Retail Stores: 8.1%
			Amscan Holdings, Inc.	B1	B
	1,462,500		Term Loan, 2.646%, maturing May 25, 2013			1,328,437
			CBR Fashion Holding	NR	NR
EUR	500,000		Term Loan, 2.563%, maturing April 20, 2015			662,999
EUR	446,470		Term Loan, 2.813%, maturing April 19, 2016			592,018
			Claires Stores, Inc.	Caa2	B-
$4,478,781			Term Loan, 3.033%, maturing May 29, 2014			3,517,710
			Dollar General Corporation	Ba3	BB-
	8,478,750		Term Loan, 3.008%, maturing July 07, 2014			7,977,444
			Dollarama Group, L.P.	Ba1	BB-
	2,204,805		Term Loan, 2.031%, maturing November 18, 2011			2,166,221
			General Nutrition Centers, Inc.	B1	B
	2,478,297		Term Loan, 2.529%, maturing September 16, 2013			2,289,327
			Guitar Center, Inc.	B3	B-
	4,937,500		Term Loan, 3.740%, maturing October 09, 2014			4,159,844
			Harbor Freight Tools USA, Inc.	B1	B+
	3,693,941		Term Loan, 9.750%, maturing February 12, 2013			3,703,175

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
			Michaels Stores, Inc.	B3	B
$1,948,758			Term Loan, 2.563%, maturing October 31, 2013			$1,686,488
2,622,588			Term Loan, 4.813%, maturing July 31, 2016			2,339,020
			Neiman Marcus Group, Inc.	B3	BB-
7,180,013			Term Loan, 2.291%, maturing April 06, 2013			6,144,892
			Oriental Trading Company, Inc.	Caa1	CCC
1,348,323			Term Loan, 9.750%, maturing July 31, 2013			1,108,996
			Petco Animal Supplies, Inc.	B1	B+
4,984,062			Term Loan, 2.516%, maturing October 25, 2013			4,703,709
			Phones 4U Group, Ltd.	NR	NR
GBP	337,877		Term Loan, 3.098%, maturing September 22, 2014			334,592
GBP	323,150		Term Loan, 3.598%, maturing September 22, 2015			320,008
			Pilot Travel Centers, LLC	Ba2	BBB-
$1,350,000		(5)	Term Loan, maturing December 15, 2015			1,353,375
			Rite Aid	B3	B+
5,922,468			Term Loan, 1.993%, maturing June 04, 2014			5,105,659
1,393,481			Term Loan, 6.000%, maturing June 04, 2014			1,287,809
1,500,000			Term Loan, 9.500%, maturing June 10, 2015			1,551,874
500,000			Term Loan, 9.500%, maturing June 10, 2015			517,291
			Sally Holding, LLC	B1	BB
2,335,454			Term Loan, 2.480%, maturing November 16, 2013			2,210,288
			Toys “R” Us, Inc.	B1	BB-
4,368,159			Term Loan, 4.486%, maturing July 19, 2012			4,224,145
			Vivarte	NR	NR
EUR	1,966,980		Term Loan, 2.431%, maturing March 09, 2015			2,374,833
EUR	1,966,980		Term Loan, 2.931%, maturing March 08, 2016			2,374,833
						64,034,987
Satellite: 0.5%
			Intelsat Corporation	B1	BB-
$1,373,419			Term Loan, 2.742%, maturing January 03, 2014			1,280,069
1,373,419			Term Loan, 2.742%, maturing January 03, 2014			1,280,069
1,373,839			Term Loan, 2.742%, maturing January 03, 2014			1,280,460
						3,840,598
Telecommunications Equipment: 1.4%
			CommScope, Inc.	Ba2	BB
780,872			Term Loan, 2.782%, maturing December 26, 2014			745,733
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255		Term Loan, 2.515%, maturing March 10, 2014			6,250,606

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
Telecommunications Equipment (continued)
	Sorenson Communications, Inc.	Ba3	B
$4,443,813	Term Loan, 2.740%, maturing August 16, 2013			$4,167,928
				11,164,267
Utilities: 7.2%
	Boston Generating, LLC	Caa2	CCC+
256,593	Revolver, 2.533%, maturing December 20, 2013			180,827
6,945,736	Term Loan, 2.533%, maturing December 20, 2013			4,894,813
1,916,404	Term Loan, 2.723%, maturing December 20, 2013			1,350,532
	Calpine Corporation	B2	B+
8,424,959	Term Loan, 3.165%, maturing March 29, 2014			7,714,634
	Coleto Creek WLE, L.P.	B1	B+
2,399,014	Term Loan, 3.019%, maturing June 28, 2013			2,195,097
437,602	Term Loan, 3.033%, maturing June 28, 2013			400,406
	FirstLight Power Resources, Inc.	B1	B+
906,823	Term Loan, 2.813%, maturing November 01, 2013			832,577
2,635,312	Term Loan, 2.813%, maturing November 01, 2013			2,419,546
	FirstLight Power Resources, Inc.	B3	CCC+
610,514	Term Loan, 4.813%, maturing May 01, 2014			518,937
	Infrastrux Group, Inc.	B2	B
3,992,858	Term Loan, 8.000%, maturing November 05, 2012			3,773,251
	MACH Gen, LLC	Ba3	BB-
444,571	Term Loan, 2.283%, maturing February 22, 2013			411,969
	NRG Energy, Inc.	Baa3	BB+
2,771,805	Term Loan, 2.019%, maturing February 01, 2013			2,550,061
7,557,512	Term Loan, 2.033%, maturing February 01, 2013			6,952,911
	Texas Competitive Electric Holdings Company, LLC	B1	B+
6,420,836	Term Loan, 3.742%, maturing October 10, 2014			4,771,041
5,000,000	Term Loan, 3.742%, maturing October 10, 2014			3,700,695
5,880,000	Term Loan, 3.742%, maturing October 10, 2014			4,406,325
2,953,521	Term Loan, 3.775%, maturing October 10, 2014			2,211,449
	TPF Generation Holdings, LLC	Ba3	BB
2,092,896	Term Loan, 2.234%, maturing December 15, 2013			1,975,171
1,431,519	Term Loan, 2.598%, maturing December 15, 2013			1,350,996

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Value
Utilities (continued)
		TPF Generation Holdings, LLC	B3	B+
$1,500,000		Term Loan, 4.494%, maturing December 15, 2014			$1,277,500
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 4.933%, maturing October 24, 2012			1,330,344
GBP	1,080,000	Term Loan, 5.018%, maturing October 24, 2012			1,467,678
					56,686,760
		Total Senior Loans (Cost $1,229,317,670)			1,102,856,560
OTHER CORPORATE DEBT: 0.1%
Diversified / Conglomerate Manufacturing: 0.1%
		Flextronics International, Ltd.	Ba1	BB+
$679,687		Unsecured Term Loan, 2.518%, maturing October 01, 2014			625,708
	194,843	Unsecured Term Loan, 2.534%, maturing October 01, 2014			179,369
					805,077
Cargo Transport: 0.0%
		US Shipping Partners, L.P.	NR	NR
	297,646	Subordinated Loan, 2.500%, maturing August 07, 2013			78,876
					78,876
		Total Other Corporate Debt (Cost $1,231,361)			883,953
EQUITIES AND OTHER ASSETS: 0.0%
					Market Value USD
	(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)			—
	(@), (R)	Block Vision Holdings Corporation (571 Common Shares)			—
	(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)			—
	(2), (@), (R)	Cedar Chemical (Liquidation Interest)			—
	(@), (R)	Decision One Corporation (1,545,989 Common Shares)			—
	(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)			—
	(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)			—
	(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)			—
	(2), (@), (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)			—
	(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)			—

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

EQUITIES AND OTHER ASSETS (continued)

				Market Value USD
(2), (@), (R)		IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)		Safelite Realty Corporation (57,804 Common Shares)		348,385
(1), (@), (R)		Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)		US Shipping Partners, L.P. (19,404 Common Shares)		—
(2), (@), (R)		US Office Products Company (Residual Interest in Bankruptcy Estate)		—
		Total for Equities and Other Assets (Cost $1,169,622)		348,435
		Total Investments (Cost $1,231,718,653)**	139.7%	$1,104,088,948
		Other Assets and Liabilities - Net	(39.7)	(313,878,354)
		Net Assets	100.0%	$790,210,594

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Bank Loans rated below Baa are considered to be below investment grade.
	NR	Not Rated
	(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Loan is on non-accrual basis.
	(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
	(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
	(@)	Non-income producing security.
	(R)	Restricted security.
	AUD	Australian Dollar
	EUR	Euro
	GBP	British Pound Stirling
	SEK	Swedish Kronor
	**	For Federal Income Tax purposes cost of investments is $1,232,849,968.
		Net unrealized depreciation consists of the following:
		Gross Unrealized Appreciation		$7,005,507
		Gross Unrealized Depreciation		(135,766,527)
		Net Unrealized Depreciation		$(128,761,020)

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

Fair Value Measurements*

The following is a summary of the fair valuations according to the inputs used as of November 30, 2009 in valuing the Trust’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2009
Asset Table
Investments, at value
Senior Loans	$—	$1,091,704,560	$11,152,000	$1,102,856,560
Other Corporate Debt	—	883,953	—	883,953
Equities and Other Assets	—	—	348,435	348,435
Total	$—	$1,092,588,513	$11,500,435	$1,104,088,948
Other Financial Instruments+
Forward foreign currency contracts	—	1,046,535	—	1,046,535
Total	$—	$1,046,535	$—	$1,046,535
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(352,732)	$—	$(352,732)
Total Liabilities	$—	$(352,732)	$—	$(352,732)

The following is a reconciliation of the fair valuations using significant unobervable inputs (Level 3) for the Trust’s assets and liabilities during the period ended November 30, 2009:

	Beginning Balance at 02/28/09	Purchases	Issuances	Settlements	Sales	Accrued Discounts/ (Premiums)
Senior Loans	$24,595,232	$—	$—	$—	$(1,800,063)	$1,066,488
Equities and Other Assets	462,482	—	—	—	—	—
Total	$25,057,714	$—	$—	$—	$(1,800,063)	$1,066,488

	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 11/30/09
Senior Loans	$(23,584,651)	$10,874,994	$—	$—	$11,152,000
Equities and Other Assets	—	(114,047)	—	—	348,435
Total	$(23,584,651)	$10,760,947	$—	$—	$11,500,435

As of November 30, 2009, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $2,837,953.

*                 See NOTE 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2009 (Unaudited) (continued)

Transfers into Level 3 represents either the beginning balance (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period.

At November 30, 2009 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australian Dollar
AUD 19,920,000	Sell	02/26/10	$18,377,395	$18,056,321	$321,074
British Pound Sterling
GBP 6,714,500	Sell	12/31/09	11,215,163	11,024,994	190,169
British Pound Sterling
GBP 5,122,500	Sell	01/29/10	8,364,069	8,409,281	(45,212)
British Pound Sterling
GBP 100,000	Sell	02/26/10	166,569	164,131	2,438
British Pound Sterling
GBP 1,000,000	Sell	02/26/10	1,669,600	1,641,315	28,285
Euro
EUR 8,495,000	Sell	12/31/09	12,464,883	12,734,227	(269,344)
Euro
EUR 538,000	Sell	12/31/09	804,983	806,476	(1,493)
Euro
EUR 30,000,000	Sell	12/31/09	45,391,800	44,970,787	421,013
Euro
EUR 2,000,000	Sell	01/29/10	2,961,060	2,997,743	(36,683)
Euro
EUR 1,000,000	Sell	01/29/10	1,512,820	1,498,871	13,949
Euro
EUR 2,507,000	Sell	02/26/10	3,791,888	3,757,099	34,789
Sweden Kronor
SEK 14,124,000	Sell	12/30/09	2,030,652	2,019,466	11,186
Sweden Kronor
SEK 1,000,000	Sell	12/30/09	146,180	142,981	3,199
Sweden Kronor
SEK 6,418,000	Sell	02/26/10	938,322	917,889	20,433
			$109,835,384	$109,141,581	$693,803

See Accompanying Notes to Financial Statements

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2010